Stock-Based Compensation - Schedule of Stock Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock based compensation expense	$ 2,900	$ 1,518
Stock-based Compensation Expense | Research and Development Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock based compensation expense	897	416
Stock-based Compensation Expense | General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock based compensation expense	$ 2,003	$ 1,102